Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	001-40477
Entity Registrant Name	SRX GLOBAL INC.
Entity Central Index Key	0001471727
Entity Tax Identification Number	81-4284557
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	801 US Highway 1
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(212)
Local Phone Number	896-1254
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SRXH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false